SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Accounting Policies [Abstract]
Cash held in checking accounts	$ 46,105	$ 59,770
Bank deposits with maturities of three months or less	$ 48,000	$ 217,119
Short-term bank deposits weighted average rates	4.84%	0.74%
Concentration risk, customer	10%	10%
Concentration risk, revenue	10%	10%
Foreign currency contracts designated as hedging instruments	$ 50,298	$ 32,797
Unbilled trade receivables	4,084	5,477
Impairment of intangibles	$ 2,246
Percentage of monthly salary deposit to insurance funds	8.33%
Severance expense	$ 3,967	3,490	$ 2,495
Employee contributions, matching percentage	100.00%
Employee contributions maximum limit percentage	5.00%
Contribution expenses	$ 2,211
Recognize revenue, amount	82,080	53,570
Non-cancellable performance obligations	374,023
Expected recognize revenue	$ 215,514
Percentage of performance obligation recognized in next 12 months	58.00%
Costs of development of software programs	$ 4,955	3,912	1,530
Advertising expenses	15,168	18,658	$ 13,148
Operating lease right-of-use assets	$ 7,003	$ 0		$ 13,117
Maturities of operating lease liabilities				$ 14,240